Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,832,932.76

Principal:
Principal Collections	$30,259,762.84
Prepayments in Full	$20,827,633.69
Liquidation Proceeds	$1,258,440.10
Recoveries	$13,985.19
Sub Total	$52,359,821.82
Collections	$58,192,754.58

Purchase Amounts:
Purchase Amounts Related to Principal	$198,418.50
Purchase Amounts Related to Interest	$1,405.13
Sub Total	$199,823.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,392,578.21

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$58,392,578.21
Servicing Fee	$1,194,672.65	$1,194,672.65	$0.00	$0.00	$57,197,905.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$57,197,905.56
Interest - Class A-2 Notes	$185,375.58	$185,375.58	$0.00	$0.00	$57,012,529.98
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$56,617,729.98
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$56,470,171.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,470,171.65
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$56,386,685.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,386,685.57
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$56,317,352.24
Third Priority Principal Payment	$69,517.83	$69,517.83	$0.00	$0.00	$56,247,834.41
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$56,150,167.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$56,150,167.74
Regular Principal Payment	$50,308,809.00	$50,308,809.00	$0.00	$0.00	$5,841,358.74
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,841,358.74
Residuel Released to Depositor	$0.00	$5,841,358.74	$0.00	$0.00	$0.00
Total		$58,392,578.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$69,517.83
Regular Principal Payment					$50,308,809.00
Total					$50,378,326.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$50,378,326.83	$81.66	$185,375.58	$0.30	$50,563,702.41	$81.96
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$50,378,326.83	$24.70	$978,219.99	$0.48	$51,356,546.82	$25.18

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$390,264,377.93	0.6326218	$339,886,051.10	0.5509581
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,365,324,377.93	0.6693226	$1,314,946,051.10	0.6446256

Pool Information
Weighted Average APR	4.679%	4.669%
Weighted Average Remaining Term	51.03	50.19
Number of Receivables Outstanding	68,218	66,557
Pool Balance	$1,433,607,175.76	$1,380,238,847.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,376,433,711.86	$1,325,254,860.10
Pool Factor	0.6895808	0.6639100

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$20,703,582.71
Yield Supplement Overcollateralization Amount	$54,983,987.43
Targeted Overcollateralization Amount	$65,292,796.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,292,796.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		227	$824,073.10
(Recoveries)		38	$13,985.19
Net Losses for Current Collection Period			$810,087.91
Cumulative Net Losses Last Collection Period			$2,541,996.86
Cumulative Net Losses for all Collection Periods			$3,352,084.77

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.39%	885	$19,244,746.29
61-90 Days Delinquent	0.15%	87	$2,072,101.07
91-120 Days Delinquent	0.04%	19	$491,019.99
Over 120 Days Delinquent	0.06%	34	$847,196.90
Total Delinquent Receivables	1.64%	1,025	$22,655,064.25

Repossession Inventory:
Repossessed in the Current Collection Period		59	$1,465,168.69
Total Repossessed Inventory		78	$2,118,997.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3570%
Preceding Collection Period			0.5004%
Current Collection Period			0.6909%
Three Month Average			0.5161%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2072%
Preceding Collection Period			0.2331%
Current Collection Period			0.2103%
Three Month Average			0.2169%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer